Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statement of cash flows:

	As of December 31,
(in thousands)	2018	2017
Cash and cash equivalents	$36,709	$24,965
Restricted cash	—	166
Non-current Restricted cash	107	107
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$36,816	$25,238